Transactions With Related Parties Level 4 Transactions with Related Parties (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenue from Related Parties					$ 19,772,000	$ 18,763,000	$ 25,259,000
Boise Cascade Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Variable Interest Entity Ownership Percentage					50.00%
Revenue from Related Parties	5,300,000	4,500,000	11,500,000	9,400,000	19,800,000	18,800,000	20,400,000
Fiber Costs from Related Parties	16,800,000	19,300,000	32,500,000	30,600,000	60,300,000	40,100,000	33,000,000
Boise Inc Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Variable Interest Entity Ownership Percentage					50.00%
Revenue from Related Parties							4,900,000
Related-party expenses for transportation services							300,000
Related-party outsourcing services agreement expenses							2,364,000
Materials, labor, and other operating expenses from related parties [Member] | Boise Inc Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Related-party outsourcing services agreement expenses							332,000
Selling and distribution expenses [Member] | Boise Inc Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Related-party outsourcing services agreement expenses							456,000
General and administrative expenses from related party [Member] | Boise Inc Co-Owner of LTP [Member]
Related Party Transaction [Line Items]
Related-party outsourcing services agreement expenses							$ 1,576,000